Fair Value Measurements and Fair Value of Financial Instruments - Summary of Changes in the Estimated Fair Value of the Company's Level 3 Financial Liabilities (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 3 | Additional Shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0
Assumption	15,340
Changes in fair value	2,015
Ending balance	17,355		$ 0
Level 3 | Earn-Out Shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Assumption	70,481
Changes in fair value	(17,345)
Ending balance	53,136		0
Convertible preferred stock warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in fair value	1,600	$ 1,300	1,200	$ 1,000	$ 400
Ending balance	0
Convertible preferred stock warrant liability | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	4,787	$ 3,553	3,553
Assumption	(989)
Changes in fair value	1,616		1,234
Ending balance			$ 4,787	$ 3,553
Convertible preferred stock warrant liability | Previously Reported | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending balance	2,182
Convertible preferred stock warrant liability | Revision of Prior Period, Adjustment | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ending balance	$ (2,182)